Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

The disaggregated Company’s revenues for the years ended December 31, 2020 and 2019 was as follows:

	For the Years Ended December 31,
	2020	2019

Revenues:
Product sales	$15,522,649	$12,078,798
Licensing revenues	258,670	444,634
Total revenues, net	$15,781,319	$12,523,432

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

For the years ended December 31, 2020 and 2019, the following customers represented more than 10% of total net revenues:

	For the years ended December 31,
	2020	2019
Customer:
Customer A	-%	14%

For the years ended December 31, 2020 and 2019, the following geographical regions represented more than 10% of total net revenues:

	For the Years Ended December 31,
	2020	2019
Region:
North America	87%	76%
Asia-Pacific	2%	9%
Europe	11%	15%

Schedule of Fair Value of the Short-term Investment	The following fair value of the short-term investment held and the input level used to determine the fair value at December 31, 2020 is presented below:
Level 1
U.S. equity stock	$1,018,000

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The following changes in level 3 instruments for the year ended December 31, 2020 are presented below:

Contingent Consideration Earnout
Balance, January 1, 2019	$(520,000)
Change in fair value of earnout	520,000
Balance, December 31, 2019	-
TBD Safety, LLC’s sellers earnout	(200,000)
Balance, December 31, 2020	$(200,000)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

As of December 31, 2020 and 2019, the Company excluded the common stock equivalents summarized below, which entitle the holders thereof to ultimately acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.

	For the Years Ended December 31,
	2020	2019

Selling Agent Warrants	160,492	160,492
Shares reserved in exchange for the cancellation of certain non-voting membership interest in Edison Nation Holdings, LLC	-	990,000
Options	80,000	80,000
Convertible shares under notes payable	517,073	285,632
Warrants for noteholders	625,000	50,000
Restricted stock units	30,000	210,000
Series B Convertible Stock	764,618	-
Shares to be issued	1,071,483	412,500
Total	3,248,666	2,188,624